[NATIONWIDE(R) MULTI-FLEX ANNUITY LOGO]

                                 ANNUAL REPORT
                               DECEMBER 31, 2001

NATIONWIDE(R)
MULTI-FLEX                                         [NATIONWIDE LOGO]
VARIABLE ACCOUNT                                Nationwide is on your side
                                                     Columbus, Ohio

APO-724-12/01


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                               [NATIONWIDE LOGO]

                       NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                   [PICTURE]

                              PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 2001 annual report of the Nationwide Multi-Flex Variable Account.

During 2001 we continued to upgrade and enhance our technology capabilities for service excellence. We made significant investments to expand our Internet and telephone voice response systems to improve the ease with which our customers and business partners do business with Nationwide. We continued our strategic investment in new product design, and we reaffirm our commitment to develop competitive and innovative life and retirement saving products to meet the ever-changing needs of our customers. Nationwide is an acknowledged trailblazer in the financial services business and we have the greatest resolve to continue to earn this leadership position. As always, we welcome your candid and informed feedback on your service experience with Nationwide.

It has been a tough couple of years for equity investors. The equity markets had a long run in the '90s and it has taken longer than many expected to wring-out those excesses. Economic statistics appear to be pointing to an improved business and economic climate. And, we are hopeful this is the precursor for improved equity performance in the near future.

We sincerely appreciate your patronage and we look forward to helping you meet your future financial planning and retirement savings goals.


  /s/ Joseph J. Gasper
Joseph J. Gasper, President
    February 20, 2002





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HOW TO READ THE ANNUAL REPORT

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Multi-Flex Variable Account. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2001. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by fund series may be found on page 19. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 8 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from INVESTMENT ACTIVITY for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes INVESTMENT ACTIVITY for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as related contract level charges. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 16, provide further disclosures about the variable account and its underlying contract provisions.

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--------------------------------------------------------------------------------
                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
           STATEMENT OF ASSETS,LIABILITIES AND CONTRACT OWNERS' EQUITY

                               DECEMBER 31, 2001

ASSETS:
  Investments at fair value:

     AIM VIF - Capital Appreciation Fund (AIMCapAp)
       241,305 shares (cost $5,477,842) ..........................................   $   5,241,134

     AIM VIF - International Equity Fund (AIMIntEq)
       41,224 shares (cost $661,678) .............................................         614,642

     American Century VP - American Century VP Balanced (ACVPBal)
       890,478 shares (cost $6,087,039) ..........................................       5,868,253

     American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
       2,546,156 shares (cost $22,729,384) .......................................      19,096,175

     American Century VP - American Century VP Income & Growth (ACVPIncGr)
       1,162,160 shares (cost $7,399,257) ........................................       7,507,551

     The Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
       1,510,628 shares (cost $40,627,807) .......................................      40,288,452

     Dreyfus Stock Index Fund (DryStkIx)
       2,826,871 shares (cost $84,962,521) .......................................      82,996,935

     Dreyfus VIF - Appreciation Portfolio (DryAp)
       281,126 shares (cost $9,679,252) ..........................................       9,833,808

     Dreyfus VIF - Quality Bond Portfolio (DryQualBd)
       825,875 shares (cost $9,744,927) ..........................................       9,390,198

     Dreyfus VIF - Small Cap Portfolio (DrySmCap)
       2,414,828 shares (cost $88,503,261) .......................................      84,832,913

     Fidelity(R) VIP - Equity-Income Portfolio:Initial Class (FidVIPEI)
       4,359,271 shares (cost $99,044,117) .......................................      99,173,408

     Fidelity(R) VIP - High Income Portfolio:Initial Class (FidVIPHI)
       2,370,477 shares (cost $16,120,499) .......................................      15,194,758

     Janus AS - International Growth Portfolio - Institutional Shares (JanASIntGr)
       666,019 shares (cost $15,332,605) .........................................      15,631,462

     Nationwide(R) SAT - Capital Appreciation Fund Class I (NSATCapAp)
       1,419,839 shares (cost $27,726,455) .......................................      14,979,294

     Nationwide(R) SAT - Federated High Income Bond Fund Class I (NSATHIncBd)
       75,048 shares (cost $583,691) .............................................         558,354

     Nationwide(R) SAT - Government Bond Fund Class I (NSATGvtBd)
       4,940,866 shares (cost $57,020,452) .......................................      57,610,498


     Nationwide(R) SAT - Money Market Fund Class I (NSATMyMkt)
       26,582,645 shares (cost $26,582,645) ......................................      26,582,645

     Nationwide(R) SAT - Total Return Fund Class I (NSATTotRe)
       20,740,006 shares (cost $257,579,371) .....................................     205,118,659

     Neuberger Berman AMT - Balanced Portfolio (NBAMTBal)
       2,778,485 shares (cost $26,740,438) .......................................      26,840,167

     Strong Opportunity Fund II, Inc.(StOpp2)
       1,959,054 shares (cost $42,626,685) .......................................      38,103,596

     Templeton VPS - Templeton International Fund - Class A (TemIntFd)
       2,451,863 shares (cost $30,294,142) .......................................      29,054,574
                                                                                     -------------
          Total investments ......................................................     794,517,476
  Accounts receivable ............................................................          49,302
                                                                                     -------------
          Total assets ...........................................................     794,566,778
ACCOUNTS PAYABLE .................................................................            --
                                                                                     -------------
CONTRACT OWNERS' EQUITY (NOTE 4) .................................................    $794,566,778
                                                                                     =============



See accompanying notes to financial statements.

--------------------------------------------------------------------------------

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

                                                       TOTAL        AIMCapAp         AIMIntEq        ACVPBal         ACVPCapAp
                                                   -------------   -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................  $  13,826,998            --             2,069         184,125            --
  Mortality and expense risk charges (note 2) ...    (11,128,646)        (72,935)         (8,536)        (81,799)       (297,059)
                                                   -------------   -------------   -------------   -------------   -------------
    Net investment activity .....................      2,698,352         (72,935)         (6,467)        102,326        (297,059)
                                                   -------------   -------------   -------------   -------------   -------------

  Proceeds from mutual funds shares sold ........    659,617,071       6,002,644         759,402       4,527,167      16,228,678
  Cost of mutual fund shares sold ...............   (754,699,308)     (8,566,124)     (1,165,810)     (5,143,392)    (22,662,764)
                                                   -------------   -------------   -------------   -------------   -------------
    Realized gain (loss) on investments .........    (95,082,237)     (2,563,480)       (406,408)       (616,225)     (6,434,086)
  Change in unrealized gain (loss)
    on investments ..............................    (70,791,667)        543,602         205,186         (40,045)    (11,003,532)
                                                   -------------   -------------   -------------   -------------   -------------
    Net gain (loss) on investments ..............   (165,873,904)     (2,019,878)       (201,222)       (656,270)    (17,437,618)
                                                   -------------   -------------   -------------   -------------   -------------
  Reinvested capital gains ......................     51,035,601         423,971          16,178         218,578       8,950,005
                                                   -------------   -------------   -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........  $(112,139,951)     (1,668,842)       (191,511)       (335,366)     (8,784,672)
                                                   =============   =============   =============   =============   =============

                                                     ACVPIncGr        DrySRGro       DryStkIx
                                                   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................         67,143          28,882         953,602
  Mortality and expense risk charges (note 2) ...       (100,137)       (590,441)     (1,138,321)
                                                   -------------   -------------   -------------
    Net investment activity .....................        (32,994)       (561,559)       (184,719)
                                                   -------------   -------------   -------------

  Proceeds from mutual funds shares sold ........      8,393,470      44,685,880      77,070,452
  Cost of mutual fund shares sold ...............     (9,011,594)    (47,862,714)    (70,734,536)
                                                   -------------   -------------   -------------
    Realized gain (loss) on investments .........       (618,124)     (3,176,834)      6,335,916
  Change in unrealized gain (loss)
    on investments ..............................       (157,313)     (9,111,325)    (19,690,592)
                                                   -------------   -------------   -------------
    Net gain (loss) on investments ..............       (775,437)    (12,288,159)    (13,354,676)
                                                   -------------   -------------   -------------
  Reinvested capital gains ......................           --              --           437,541
                                                   -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       (808,431)    (12,849,718)    (13,101,854)
                                                   =============   =============   =============



                                                      DryAp         DryQualBd     DrySmCap       FidVIPEI        FidVIPHI
                                                   ------------   ------------   ------------   ------------   ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................  $     84,056        494,893        375,704      1,865,575      2,182,864
  Mortality and expense risk charges (note 2) ...      (127,858)      (106,058)    (1,106,497)    (1,366,892)      (220,048)
                                                   ------------   ------------   ------------   ------------   ------------
    Net investment activity .....................       (43,802)       388,835       (730,793)       498,683      1,962,816
                                                   ------------   ------------   ------------   ------------   ------------

  Proceeds from mutual funds shares sold ........    10,290,465      9,578,532     88,603,274     93,208,179     18,138,798
  Cost of mutual fund shares sold ...............   (11,460,785)    (9,372,838)  (113,383,428)   (89,391,282)   (29,671,414)
                                                   ------------   ------------   ------------   ------------   ------------
    Realized gain (loss) on investments .........    (1,170,320)       205,694    (24,780,154)     3,816,897    (11,532,616)
  Change in unrealized gain (loss)
    on investments ..............................        87,854       (279,497)    12,905,315    (16,596,818)     7,260,869
                                                   ------------   ------------   ------------   ------------   ------------
    Net gain (loss) on investments ..............    (1,082,466)       (73,803)   (11,874,839)   (12,779,921)    (4,271,747)
                                                   ------------   ------------   ------------   ------------   ------------
  Reinvested capital gains ......................          --           65,065      5,568,307      5,241,376           --
                                                   ------------   ------------   ------------   ------------   ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........  $ (1,126,268)       380,097     (7,037,325)    (7,039,862)    (2,308,931)
                                                   ============   ============   ============   ============   ============

                                                    JanASIntGr     NSATCapAp      NSATHIncBd
                                                   ------------   ------------   ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................       177,934           --           46,499
  Mortality and expense risk charges (note 2) ...      (223,375)      (222,632)        (5,983)
                                                   ------------   ------------   ------------
    Net investment activity .....................       (45,441)      (222,632)        40,516
                                                   ------------   ------------   ------------

  Proceeds from mutual funds shares sold ........    17,801,472      5,318,684        942,335
  Cost of mutual fund shares sold ...............   (24,587,455)    (9,091,720)      (999,532)
                                                   ------------   ------------   ------------
    Realized gain (loss) on investments .........    (6,785,983)    (3,773,036)       (57,197)
  Change in unrealized gain (loss)
    on investments ..............................     1,721,556     (2,917,510)        21,442
                                                   ------------   ------------   ------------
    Net gain (loss) on investments ..............    (5,064,427)    (6,690,546)       (35,755)
                                                   ------------   ------------   ------------
  Reinvested capital gains ......................          --             --             --
                                                   ------------   ------------   ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    (5,109,868)    (6,913,178)         4,761
                                                   ============   ============   ============





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

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2001

                                                     NSATGvtBd      NSATMyMkt     NSATTotRe      NBAMTBal         StOpp2
                                                   ------------   ------------   ------------   ------------   ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................  $  2,831,286        986,958      1,766,694        577,152        224,444
  Mortality and expense risk charges (note 2) ...      (753,101)      (364,670)    (3,053,090)      (385,723)      (490,963)
                                                   ------------   ------------   ------------   ------------   ------------
    Net investment activity .....................     2,078,185        622,288     (1,286,396)       191,429       (266,519)
                                                   ------------   ------------   ------------   ------------   ------------

  Proceeds from mutual funds shares sold ........    26,678,084     22,836,245    113,329,530     23,787,548     38,488,182
  Cost of mutual fund shares sold ...............   (24,662,039)   (22,836,245)  (130,817,717)   (39,286,216)   (37,642,907)
                                                   ------------   ------------   ------------   ------------   ------------
    Realized gain (loss) on investments .........     2,016,045           --      (17,488,187)   (15,498,668)       845,275
  Change in unrealized gain (loss)
    on investments ..............................      (961,868)          --      (23,048,745)      (843,638)    (8,337,794)
                                                   ------------   ------------   ------------   ------------   ------------
    Net gain (loss) on investments ..............     1,054,177           --      (40,536,932)   (16,342,306)    (7,492,519)
                                                   ------------   ------------   ------------   ------------   ------------
  Reinvested capital gains ......................        77,511           --        6,046,597     10,904,056      5,766,237
                                                   ------------   ------------   ------------   ------------   ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........  $  3,209,873        622,288    (35,776,731)    (5,246,821)    (1,992,801)
                                                   ============   ============   ============   ============   ============


                                                      TemIntFd
                                                   ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................       977,118
  Mortality and expense risk charges (note 2) ...      (412,528)
                                                   ------------
    Net investment activity .....................       564,590
                                                   ------------

  Proceeds from mutual funds shares sold ........    32,948,050
  Cost of mutual fund shares sold ...............   (46,348,796)
                                                   ------------
    Realized gain (loss) on investments .........   (13,400,746)
  Change in unrealized gain (loss)
    on investments ..............................      (548,814)
                                                   ------------
    Net gain (loss) on investments ..............   (13,949,560)
                                                   ------------
  Reinvested capital gains ......................     7,320,179
                                                   ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    (6,064,791)
                                                   ============



See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2001 and 2000

                                                     TOTAL                            AIMCapAp
                                         -------------------------------   -------------------------------
                                             2001             2000             2001             2000
                                         --------------   --------------   --------------   --------------
INVESTMENT ACTIVITY:
  Net investment income ...............  $    2,698,352        2,364,424          (72,935)         (80,009)
  Realized gain (loss) on investments .     (95,082,237)      98,511,665       (2,563,480)         227,858
  Change in unrealized gain (loss)
    on investments ....................     (70,791,667)    (309,243,363)         543,602       (1,555,228)
  Reinvested capital gains ............      51,035,601      182,506,830          423,971          191,150
                                         --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................    (112,139,951)     (25,860,444)      (1,668,842)      (1,216,229)
                                         --------------   --------------   --------------   --------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................      77,242,345       88,809,731        1,063,169          968,681
  Transfers between funds .............            --               --           (232,313)       4,797,939
  Redemptions .........................    (146,477,403)    (291,062,463)        (764,179)        (497,229)
  Annuity benefits ....................        (105,376)        (135,230)            --               --
  Annual contract maintenance charges
    (note 2) ..........................      (1,527,700)      (1,681,710)         (10,188)          (9,406)
  Contingent deferred sales charges
    (note 2) ..........................      (1,366,720)      (2,226,931)         (12,553)         (11,360)
  Adjustments to maintain reserves ....          81,859          108,108             (683)              93
                                         --------------   --------------   --------------   --------------
      Net equity transactions .........     (72,152,995)    (206,188,495)          43,253        5,248,718
                                         --------------   --------------   --------------   --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..   (184,292,946)    (232,048,939)      (1,625,589)       4,032,489
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     978,859,724    1,210,908,663        6,866,599        2,834,110
                                         --------------   --------------   --------------   --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .  $  794,566,778      978,859,724        5,241,010        6,866,599
                                         ==============   ==============   ==============   ==============
CHANGES IN UNITS:
  Beginning units .....................      32,596,097       36,685,416          489,105          177,522
                                         --------------   --------------   --------------   --------------
  Units purchased .....................      13,952,118        9,714,575            5,483          426,533
  Units redeemed ......................     (15,625,005)     (13,803,894)          (1,535)        (114,950)
                                         --------------   --------------   --------------   --------------
  Ending units ........................      30,923,210       32,596,097          493,053          489,105
                                         ==============   ==============   ==============   ==============

                                                      AIMIntEq                         ACVPBal
                                         -------------------------------   -------------------------------
                                               2001             2000             2001             2000
                                         --------------   --------------   --------------   --------------
INVESTMENT ACTIVITY:
  Net investment income ...............          (6,467)          (8,117)         102,326          141,823
  Realized gain (loss) on investments .        (406,408)          34,436         (616,225)          98,385
  Change in unrealized gain (loss)
    on investments ....................         205,186         (326,262)         (40,045)      (1,613,357)
  Reinvested capital gains ............          16,178           48,307          218,578        1,559,884
                                         --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................        (191,511)        (251,636)        (335,366)         186,735
                                         --------------   --------------   --------------   --------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................         141,825          145,190          345,871          424,255
  Transfers between funds .............         (45,770)         640,008          183,063          (89,807)
  Redemptions .........................         (47,261)         (86,476)      (1,211,259)      (2,988,161)
  Annuity benefits ....................            --               --               --                (27)
  Annual contract maintenance charges
    (note 2) ..........................          (1,069)          (1,030)         (10,827)         (12,164)
  Contingent deferred sales charges
    (note 2) ..........................            (932)          (1,830)          (6,431)         (18,242)
  Adjustments to maintain reserves ....             (37)              16            3,723          (17,098)
                                         --------------   --------------   --------------   --------------
      Net equity transactions .........          46,756          695,878         (695,860)      (2,701,244)
                                         --------------   --------------   --------------   --------------
NET CHANGE IN CONTRACT OWNERS' EQUITY..        (144,755)         444,242       (1,031,226)      (2,514,509)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................         759,366          315,124        6,900,969        9,415,478
                                         --------------   --------------   --------------   --------------
CONTRACT OWNERS' EQUITY END OF PERIOD .         614,611          759,366        5,869,743        6,900,969
                                         ==============   ==============   ==============   ==============
CHANGES IN UNITS:
  Beginning units .....................          60,444           18,221          678,861          460,826
                                         --------------   --------------   --------------   --------------
  Units purchased .....................           5,885           74,705           65,370        1,367,062
  Units redeemed ......................          (1,502)         (32,482)        (137,691)      (1,149,027)
                                         --------------   --------------   --------------   --------------
  Ending units ........................          64,827           60,444          606,540          678,861
                                         ==============   ==============   ==============   ==============

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 and 2000

                                                   ACVPCapAp                   ACVPIncGr
                                         ---------------------------   ---------------------------
                                              2001           2000           2001           2000
                                         ------------   ------------   ------------   ------------
INVESTMENT ACTIVITY:
  Net investment income ...............  $   (297,059)      (483,098)       (32,994)       (65,761)
  Realized gain (loss) on investments .    (6,434,086)     5,218,399       (618,124)       261,984
  Change in unrealized gain (loss)
    on investments ....................   (11,003,532)    (3,090,739)      (157,313)    (1,277,671)
  Reinvested capital gains ............     8,950,005      1,087,162           --             --
                                         ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................    (8,784,672)     2,731,724       (808,431)    (1,081,448)
                                         ------------   ------------   ------------   ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................     1,518,194      1,957,548      1,266,021      1,442,726
  Transfers between funds .............    (1,455,209)     7,120,690        (40,924)      (402,544)
  Redemptions .........................    (4,273,017)   (12,902,693)      (986,851)      (958,077)
  Annuity benefits ....................        (2,749)        (3,033)          --             --
  Annual contract maintenance charges
    (note 2) ..........................       (40,963)       (51,134)       (13,642)       (13,561)
  Contingent deferred sales charges
    (note 2) ..........................       (32,314)       (69,548)       (15,549)       (23,980)
  Adjustments to maintain reserves ....         7,585          1,639           (123)           169
                                         ------------   ------------   ------------   ------------
      Net equity transactions .........    (4,278,473)    (3,946,531)       208,932         44,733
                                         ------------   ------------   ------------   ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY ..  (13,063,145)    (1,214,807)      (599,499)    (1,036,715)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................    32,160,108     33,374,915      8,106,908      9,143,623
                                         ------------   ------------   ------------   ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .. $ 19,096,963     32,160,108      7,507,409      8,106,908
                                         ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units .....................     1,283,756      1,434,465        605,490        602,533
                                         ------------   ------------   ------------   ------------
  Units purchased .....................        75,238        594,334         19,925        185,348
  Units redeemed ......................      (285,275)      (745,043)        (5,485)      (182,391)
                                         ------------   ------------   ------------   ------------
  Ending units ........................     1,073,719      1,283,756        619,930        605,490
                                         ============   ============   ============   ============


                                                  DrySRGro                       DryStkIx
                                         ---------------------------   ---------------------------
                                              2001           2000           2001           2000
                                         ------------   ------------   ------------   ------------
INVESTMENT ACTIVITY:
  Net investment income ...............      (561,559)      (349,879)      (184,719)      (430,531)
  Realized gain (loss) on investments .    (3,176,834)     2,568,576      6,335,916     10,311,260
  Change in unrealized gain (loss)
    on investments ....................    (9,111,325)    (9,579,631)   (19,690,592)   (23,378,431)
  Reinvested capital gains ............          --             --          437,541      1,618,703
                                         ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................   (12,849,718)    (7,360,934)   (13,101,854)   (11,878,999)
                                         ------------   ------------   ------------   ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................     6,892,999      7,977,622     11,305,620     13,088,655
  Transfers between funds .............    (2,460,895)     2,052,262     (1,222,623)    (1,964,920)
  Redemptions .........................    (5,529,606)    (7,655,739)   (12,305,568)   (23,248,272)
  Annuity benefits ....................          --             (836)        (2,583)        (3,923)
  Annual contract maintenance charges
    (note 2) ..........................       (98,836)      (113,429)      (168,223)      (184,095)
  Contingent deferred sales charges
    (note 2) ..........................      (102,355)      (166,353)      (167,335)      (285,938)
  Adjustments to maintain reserves ....        (1,594)           571          2,223          6,622
                                         ------------   ------------   ------------   ------------
      Net equity transactions .........    (1,300,287)     2,094,098     (2,558,489)   (12,591,871)
                                         ------------   ------------   ------------   ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY .   (14,150,005)    (5,266,836)   (15,660,343)   (24,470,870)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................    54,437,351     59,704,187     98,659,208    123,130,078
                                         ------------   ------------   ------------   ------------
CONTRACT OWNERS' EQUITY END OF PERIOD..    40,287,346     54,437,351     82,998,865     98,659,208
                                         ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units .....................     1,869,572      1,800,636      3,337,469      3,729,767
                                         ------------   ------------   ------------   ------------
  Units purchased .....................     6,649,274        457,446        917,223        757,226
  Units redeemed ......................    (6,708,107)      (388,510)    (1,015,085)    (1,149,524)
                                         ------------   ------------   ------------   ------------
  Ending units ........................     1,810,739      1,869,572      3,239,607      3,337,469
                                         ============   ============   ============   ============



                                                                     (Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                    DryAp                       DryQualBd
                                         ---------------------------   ---------------------------
                                             2001           2000           2001           2000
                                         ------------   ------------   ------------   ------------
INVESTMENT ACTIVITY:
  Net investment income ...............  $    (43,802)       (87,952)       388,835        302,840
  Realized gain (loss) on investments .    (1,170,320)       824,218        205,694        (42,016)
  Change in unrealized gain (loss)
    on investments ....................        87,854     (1,121,664)      (279,497)       330,744
  Reinvested capital gains ............          --          117,825         65,065           --
                                         ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................    (1,126,268)      (267,573)       380,097        591,568
                                         ------------   ------------   ------------   ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................     1,823,871      2,266,460      1,066,407        876,351
  Transfers between funds .............       197,848     (1,052,157)     2,156,800       (430,563)
  Redemptions .........................    (1,479,087)    (2,796,236)      (858,019)      (653,678)
  Annuity benefits ....................          --             --             --             --
  Annual contract maintenance charges
    (note 2) ..........................       (20,062)       (20,419)       (15,914)       (11,943)
  Contingent deferred sales charges
    (note 2) ..........................       (26,121)       (66,878)       (16,413)       (14,864)
  Adjustments to maintain reserves ....          (193)           548            (96)           252
                                         ------------   ------------   ------------   ------------
      Net equity transactions .........       496,256     (1,668,682)     2,332,765       (234,445)
                                         ------------   ------------   ------------   ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY .      (630,012)    (1,936,255)     2,712,862        357,123
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................    10,463,660     12,399,915      6,677,313      6,320,190
                                         ------------   ------------   ------------   ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .  $  9,833,648     10,463,660      9,390,175      6,677,313
                                         ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units .....................       736,683        856,104        512,374        532,313
                                         ------------   ------------   ------------   ------------
  Units purchased .....................        51,095        329,797        199,819         98,486
  Units redeemed ......................       (14,269)      (449,218)       (27,896)      (118,425)
                                         ------------   ------------   ------------   ------------
  Ending units ........................       773,509        736,683        684,297        512,374
                                         ============   ============   ============   ============

                                                  DrySmCap                      FidVIPEI
                                         ---------------------------   ---------------------------
                                             2001           2000           2001           2000
                                         ------------   ------------   ------------   ------------
INVESTMENT ACTIVITY:
  Net investment income ...............      (730,793)      (856,197)       498,683        667,532
  Realized gain (loss) on investments .   (24,780,154)     1,721,128      3,816,897      9,920,887
  Change in unrealized gain (loss)
    on investments ....................    12,905,315    (31,986,695)   (16,596,818)   (11,967,741)
  Reinvested capital gains ............     5,568,307     40,991,458      5,241,376      8,339,351
                                         ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
      owners'equity resulting from
      operations ......................    (7,037,325)     9,869,694     (7,039,862)     6,960,029
                                         ------------   ------------   ------------   ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................    10,622,439     11,192,723      9,650,239     10,832,267
  Transfers between funds .............      (776,006)       169,904        107,953    (11,487,214)
  Redemptions .........................   (10,634,394)   (10,530,643)   (17,530,016)   (28,889,722)
  Annuity benefits ....................          --             --           (4,738)        (3,586)
  Annual contract maintenance charges
    (note 2) ..........................      (206,386)      (205,910)      (182,614)      (182,388)
  Contingent deferred sales charges
    (note 2) ..........................      (191,708)      (224,039)      (186,768)      (300,033)
  Adjustments to maintain reserves ....        (3,048)         3,075         (3,699)         6,245
                                         ------------   ------------   ------------   ------------
      Net equity transactions .........    (1,189,103)       405,110     (8,149,643)   (30,024,431)
                                         ------------   ------------   ------------   ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY..    (8,226,428)    10,274,804    (15,189,505)   (23,064,402)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................    93,063,230     82,788,426    114,368,610    137,433,012
                                         ------------   ------------   ------------   ------------
CONTRACT OWNERS'EQUITY END OF PERIOD ..    84,836,802     93,063,230     99,179,105    114,368,610
                                         ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units .....................     4,088,865      4,068,163      4,495,597      5,782,561
                                         ------------   ------------   ------------   ------------
  Units purchased .....................       652,846        690,221        499,155        561,876
  Units redeemed ......................      (718,768)      (669,519)      (838,478)    (1,848,840)
                                         ------------   ------------   ------------   ------------
  Ending units ........................     4,022,943      4,088,865      4,156,274      4,495,597
                                         ============   ============   ============   ============

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                   FidVIPHI                    JanASIntGr
                                         ---------------------------   ---------------------------
                                              2001           2000           2001           2000
                                         ------------   ------------   ------------   ------------
INVESTMENT ACTIVITY:
  Net investment income ...............  $  1,962,816      1,352,314        (45,441)       903,082
  Realized gain (loss) on investments .   (11,532,616)      (598,291)    (6,785,983)     1,205,662
  Change in unrealized gain (loss)
    on investments ....................     7,260,869     (6,341,901)     1,721,556     (6,940,527)
  Reinvested capital gains ............          --             --             --             --
                                         ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................    (2,308,931)    (5,587,878)    (5,109,868)    (4,831,783)
                                         ------------   ------------   ------------   ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................     2,970,488      3,494,387      3,066,226      3,402,711
  Transfers between funds .............    (1,337,734)    (2,312,771)    (1,451,525)    10,417,029
  Redemptions .........................    (2,107,620)    (2,524,331)    (1,732,952)    (2,761,421)
  Annuity benefits ....................          --           (1,547)          --             --
  Annual contract maintenance charges
    (note 2) ..........................       (40,992)       (46,774)       (27,748)       (29,674)
  Contingent deferred sales charges
    (note 2) ..........................       (40,696)       (56,591)       (30,323)       (50,960)
  Adjustments to maintain reserves ....          (318)        (2,627)          (614)           208
                                         ------------   ------------   ------------   ------------
      Net equity transactions .........      (556,872)    (1,450,254)      (176,936)    10,977,893
                                         ------------   ------------   ------------   ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY .    (2,865,803)    (7,038,132)    (5,286,804)     6,146,110
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................    18,060,362     25,098,494     20,917,913     14,771,803
                                         ------------   ------------   ------------   ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .  $ 15,194,559     18,060,362     15,631,109     20,917,913
                                         ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units .....................     1,520,751      1,617,224      1,216,856        712,980
                                         ------------   ------------   ------------   ------------
  Units purchased .....................     1,563,843        278,665         15,151        978,773
  Units redeemed ......................    (1,615,893)      (375,138)       (31,765)      (474,897)
                                         ------------   ------------   ------------   ------------
  Ending units ........................     1,468,701      1,520,751      1,200,242      1,216,856
                                         ============   ============   ============   ============


                                                   NSATCapAp                   NSATHIncBd
                                         ---------------------------   ---------------------------
                                             2001           2000           2001           2000
                                         ------------   ------------   ------------   ------------
INVESTMENT ACTIVITY:
  Net investment income ...............      (222,632)      (416,980)        40,516         25,057
  Realized gain (loss) on investments .    (3,773,036)     7,761,955        (57,197)       (24,116)
  Change in unrealized gain (loss)
    on investments ....................    (2,917,510)   (22,391,233)        21,442        (30,261)
  Reinvested capital gains ............          --        5,276,205           --             --
                                         ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................    (6,913,178)    (9,770,053)         4,761        (29,320)
                                         ------------   ------------   ------------   ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................       412,043      1,214,276         72,092         61,630
  Transfers between funds .............       676,006        (95,286)       293,813        (84,302)
  Redemptions .........................    (2,609,817)   (18,168,941)       (60,184)       (50,433)
  Annuity benefits ....................        (3,325)        (6,170)          --             --
  Annual contract maintenance charges
    (note 2) ..........................       (29,707)       (47,298)        (1,077)          (700)
  Contingent deferred sales charges
    (note 2) ..........................        (7,194)       (41,716)          (995)        (1,073)
  Adjustments to maintain reserves ....         9,709         24,835             18             (3)
                                         ------------   ------------   ------------   ------------
      Net equity transactions .........    (1,552,285)   (17,120,300)       303,667        (74,881)
                                         ------------   ------------   ------------   ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY..    (8,465,463)   (26,890,353)       308,428       (104,201)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................    23,447,356     50,337,709        249,935        354,136
                                         ------------   ------------   ------------   ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .    14,981,893     23,447,356        558,363        249,935
                                         ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units .....................     1,024,503      1,595,647         25,431         32,623
                                         ------------   ------------   ------------   ------------
  Units purchased .....................        72,573        174,262         32,877          9,155
  Units redeemed ......................      (174,062)      (745,406)        (3,071)       (16,347)
                                         ------------   ------------   ------------   ------------
  Ending units ........................       923,014      1,024,503         55,237         25,431
                                         ============   ============   ============   ============



                                                                     (Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                   NSATGvtBd                    NSATMyMkt
                                         ---------------------------   ---------------------------
                                             2001           2000           2001           2000
                                         ------------   ------------   ------------   ------------
INVESTMENT ACTIVITY:
  Net investment income ...............  $  2,078,185      2,790,406        622,288      1,341,230
  Realized gain (loss) on investments .     2,016,045         (6,167)          --             --
  Change in unrealized gain (loss)
    on investments ....................      (961,868)     3,536,887           --             --
  Reinvested capital gains ............        77,511           --             --             --
                                         ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................     3,209,873      6,321,126        622,288      1,341,230
                                         ------------   ------------   ------------   ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................     2,547,784      2,521,605      1,653,521      1,557,317
  Transfers between funds .............     5,615,700     (2,436,564)     6,371,273      2,036,354
  Redemptions .........................   (10,528,982)   (22,764,500)   (10,071,436)   (12,258,418)
  Annuity benefits ....................       (13,280)       (12,535)        (2,272)        (2,261)
  Annual contract maintenance charges
    (note 2) ..........................       (87,826)       (88,861)       (37,044)       (37,979)
  Contingent deferred sales charges
    (note 2) ..........................       (52,228)      (111,117)       (64,549)       (55,112)
  Adjustments to maintain reserves ....           994           (323)         5,727            880
                                         ------------   ------------   ------------   ------------
      Net equity transactions .........    (2,517,838)   (22,892,295)    (2,144,780)    (8,759,219)
                                         ------------   ------------   ------------   ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY..       692,035    (16,571,169)    (1,522,492)    (7,417,989)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................    56,920,508     73,491,677     28,108,467     35,526,456
                                         ------------   ------------   ------------   ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .  $ 57,612,543     56,920,508     26,585,975     28,108,467
                                         ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units .....................     1,515,627      2,174,625      1,161,029      1,536,112
                                         ------------   ------------   ------------   ------------
  Units purchased .....................       368,038        129,026      1,170,705      1,368,834
  Units redeemed ......................      (434,289)      (788,024)    (1,256,955)    (1,743,917)
                                         ------------   ------------   ------------   ------------
  Ending units ........................     1,449,376      1,515,627      1,074,779      1,161,029
                                         ============   ============   ============   ============

                                                   NSATTotRe                     NBAMTBal
                                         ---------------------------   ---------------------------
                                             2001           2000           2001           2000
                                         ------------   ------------   ------------   ------------
INVESTMENT ACTIVITY:
  Net investment income ...............  $ (1,286,396)    (2,400,008)       191,429        217,455
  Realized gain (loss) on investments .   (17,488,187)    54,148,235    (15,498,668)     3,231,716
  Change in unrealized gain (loss)
    on investments ....................   (23,048,745)  (169,190,527)      (843,638)   (11,813,597)
  Reinvested capital gains ............     6,046,597    107,154,108     10,904,056      6,658,313
                                         ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................   (35,776,731)   (10,288,192)    (5,246,821)    (1,706,113)
                                         ------------   ------------   ------------   ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................     9,988,145     13,426,187      2,187,895      2,537,431
  Transfers between funds .............    (6,458,645)   (10,039,567)    (1,028,849)     4,636,332
  Redemptions .........................   (48,998,170)  (115,940,508)    (6,258,373)   (16,789,449)
  Annuity benefits ....................       (76,244)      (101,030)          (185)          (282)
  Annual contract maintenance charges
    (note 2) ..........................      (351,681)      (432,469)       (51,591)       (64,345)
  Contingent deferred sales charges
    (note 2) ..........................      (222,383)      (443,450)       (46,409)      (106,750)
  Adjustments to maintain reserves ....        56,391         95,406          7,580        (15,216)
                                         ------------   ------------   ------------   ------------
      Net equity transactions .........   (46,062,587)  (113,435,431)    (5,189,932)    (9,802,279)
                                         ------------   ------------   ------------   ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY .   (81,839,318)  (123,723,623)   (10,436,753)   (11,508,392)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................   286,983,734    410,707,357     37,276,572     48,784,964
                                         ------------   ------------   ------------   ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .   205,144,416    286,983,734     26,839,819     37,276,572
                                         ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units .....................     3,056,957      4,229,571      1,477,192      1,821,436
                                         ------------   ------------   ------------   ------------
  Units purchased .....................       109,806        234,077         97,204        360,192
  Units redeemed ......................      (658,008)    (1,406,691)      (330,511)      (704,436)
                                         ------------   ------------   ------------   ------------
  Ending units ........................     2,508,755      3,056,957      1,243,885      1,477,192
                                         ============   ============   ============   ============

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001 and 2000

                                                   StOpp2                       TemIntFd
                                         ---------------------------   ---------------------------
                                             2001           2000           2001           2000
                                         ------------   ------------   ------------   ------------
INVESTMENT ACTIVITY:
  Net investment income ...............  $   (266,519)      (490,983)       564,590        292,200
  Realized gain (loss) on investments .       845,275        794,931    (13,400,746)       852,625
  Change in unrealized gain (loss)
    on investments ....................    (8,337,794)    (3,401,498)      (548,814)    (7,104,031)
  Reinvested capital gains ............     5,766,237      4,875,923      7,320,179      4,588,441
                                         ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................    (1,992,801)     1,778,373     (6,064,791)    (1,370,765)
                                         ------------   ------------   ------------   ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................     4,672,685      4,912,732      3,974,811      4,508,977
  Transfers between funds .............     1,853,085      1,625,335       (945,048)    (3,100,158)
  Redemptions .........................    (4,809,410)    (4,130,007)    (3,681,202)    (4,467,529)
  Annuity benefits ....................          --             --             --             --
  Annual contract maintenance charges
    (note 2) ..........................       (73,119)       (67,106)       (58,191)       (61,025)
  Contingent deferred sales charges
    (note 2) ..........................       (82,237)       (90,276)       (61,227)       (86,821)
  Adjustments to maintain reserves ....          (500)         1,776         (1,186)         1,040
                                         ------------   ------------   ------------   ------------
      Net equity transactions .........     1,560,504      2,252,454       (772,043)    (3,205,516)
                                         ------------   ------------   ------------   ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY .      (432,297)     4,030,827     (6,836,834)    (4,576,281)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................    38,535,029     34,504,202     35,896,526     40,472,807
                                         ------------   ------------   ------------   ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .  $ 38,102,732     38,535,029     29,059,692     35,896,526
                                         ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units .....................     1,629,261      1,531,478      1,810,274      1,970,609
                                         ------------   ------------   ------------   ------------
  Units purchased .....................        85,426        380,300      1,295,182        258,257
  Units redeemed ......................       (23,430)      (282,517)    (1,342,930)      (418,592)
                                         ------------   ------------   ------------   ------------
  Ending units ........................     1,691,257      1,629,261      1,762,526      1,810,274
                                         ============   ============   ============   ============



See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 2001 AND 2000

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a)  Organization and Nature of Operations

          The Nationwide Multi-Flex Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940. On August 21, 1991, the Company (the Depositor) transferred to the Account 50,000 shares of the American Century VP - American Century VP Advantage fund for which the Account was credited with 25,000 accumulation units. The value of the accumulation units purchased by the Company on August 21, 1991 was $250,000. The initial funding was redeemed in 1999.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distributions for the contracts is through Company Agents and an affiliated sales organization; however, other distributors may be utilized.

          Reinsurance - Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company
          (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a Supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The amount of this charge was approximately $74,000 and $39,000 for the years 2001 and 2000, respectively. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses. With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

          Funds of the AIM Variable Insurance Funds, Inc. (AIM VIF);
               AIM VIF - Capital Appreciation Fund (AIMCapAp)*
               AIM VIF - International Equity Fund (AIMIntEq)*

          Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
               American Century VP - American Century VP Balanced (ACVPBal) American Century VP - American Century VP Capital Appreciation (ACVPCapAp)*
               American Century VP - American Century VP Income & Growth (ACVPIncGr)*

          The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)*

          Dreyfus Stock Index Fund (DryStkIx)*

          Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
               Dreyfus VIF - Appreciation Portfolio (DryAp)*
               Dreyfus VIF - Quality Bond Portfolio (DryQualBd)*
               Dreyfus VIF - Small Cap Portfolio (DrySmCap)*

          Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity
          VIP);
               Fidelity VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)* Fidelity VIP - High Income Portfolio: Initial Class (FidVIPHI)*

         Portfolio of the Janus Aspen Series (Janus AS);
               Janus AS - International Growth Portfolio - Institutional Shares (JanASIntGr)*

               Funds of the Nationwide(R)Separate Account Trust (Nationwide(R)SAT) (managed for a fee by an affiliated investment advisor);
                    Nationwide(R) SAT - Capital Appreciation Fund Class I (NSATCapAp)
                    Nationwide(R) SAT - Federated High Income Bond Fund Class I (NSATHIncBd)
                    Nationwide(R) SAT - Government Bond Fund Class I (NSATGvtBd) Nationwide(R) SAT - Money Market Fund Class I (NSATMyMkt) Nationwide(R) SAT - Total Return Fund Class I (NSATTotRe)

               Portfolio of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);
                    Neuberger Berman AMT - Balanced Portfolio (NBAMTBal)*

               Strong Opportunity Fund II, Inc. (StOpp2)*

               Portfolio of the Templeton Variable Products Series Fund (Templeton VPS);
                    Templeton VPS - Templeton International Fund - Class A (TemIntFd)*

               *This fund option is only available for contracts established under the NEA Valuebuilder Annuity.

          At December 31, 2001, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2001. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
                                                                     (Continued)

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge. For contracts issued prior to February 1, 1989, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For contracts issued on or after February 1, 1989, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; and (b) for contracts issued prior to February 1, 1989, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for contracts issued on or after February 1, 1989, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for NEA Valuebuilder Annuity contracts issued before November 3, 1997, or in states which have not approved the applicable contract modifications, a mortality and expense risk charge and an administrative charge assessed through the daily unit value calculation equal to a annual rate of 1.25% and .05%, respectively; for NEA Valuebuilder Annuity contracts issued on or after the later of November 3, 1997, or the date on which state insurance authorities approve corresponding contract modifications, an actuarial risk charge assessed through the daily unit value calculation equal to an annual rate of 1.30%. No charges were deducted from the initial funding, or from earnings thereon.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  FINANCIAL HIGHLIGHTS

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate and total return for each of the periods in the five year period ended December 31, 2001.


                                                           CONTRACT                       UNIT        CONTRACT      TOTAL
                                                          EXPENSE RATE*       UNITS    FAIR VALUE  OWNERS' EQUITY  RETURN**
                                                          -------------       -----    ----------  --------------  --------
AIM VIF - Capital Appreciation Fund
     2001 .................................................. 1.30%          493,053   $ 10.629714      $5,241,012   -24.28%
     2000 .................................................. 1.30%          489,105     14.039112       6,866,600   -12.06%
     1999 .................................................. 1.30%          177,522     15.964823       2,834,107    42.74%
     1998 .................................................. 1.30%           80,661     11.184821         902,179    17.75%
     1997 .................................................. 1.30%            2,692      9.498576          25,570    -5.01%  11/3/97

AIM VIF - International Equity Fund
     2001 .................................................. 1.30%           64,827      9.480766         614,610   -24.53%
     2000 .................................................. 1.30%           60,445     12.562930         759,366   -27.36%
     1999 .................................................. 1.30%           18,221     17.293870         315,112    53.03%
     1998 .................................................. 1.30%           12,288     11.300603         138,862    13.99%
     1997 .................................................. 1.30%              591      9.913890           5,859    -0.86%  11/3/97

American Century VP - American Century VP Balanced***
     2001 .................................................. 1.30%          606,540      9.677376       5,869,716    -4.80%
     2000 .................................................. 1.30%          678,861     10.165458       6,900,933    -3.91%
     1999 .................................................. 1.30%          889,990     10.579044       9,415,243    13.27%
     1998 .................................................. 1.30%          555,633     18.104123      10,059,248    15.67%
     1997 .................................................. 1.30%          612,003     15.651770       9,578,930    11.36%

  Initial Funding by Depositor
     1998 ..................................................    -            25,000     19.938436         498,461    15.67%
     1997 ..................................................    -            25,000     17.013707         425,343    11.36%

American Century VP - American Century VP
Capital Appreciation
     2001 .................................................. 1.30%        1,073,719     17.768711      19,078,603   -29.01%
     2000 .................................................. 1.30%        1,283,756     25.029137      32,131,305     7.62%
     1999 .................................................. 1.30%        1,434,464     23.256156      33,360,119    62.39%
     1998 .................................................. 1.30%        1,703,940     14.321327      24,402,682    -3.43%
     1997 .................................................. 1.30%        2,180,180     14.829811      32,331,657    -4.52%

American Century VP - American Century VP
Income & Growth
     2001 .................................................. 1.30%          619,930     12.110099       7,507,414    -9.55%
     2000 .................................................. 1.30%          605,490     13.389004       8,106,908   -11.77%
     1999 .................................................. 1.30%          602,533     15.175314       9,143,627    16.49%
     1998 .................................................. 1.30%          341,016     13.027526       4,442,595    25.22%
     1997 .................................................. 1.30%           20,844     10.403924         216,859     4.04%  11/3/97

Dreyfus Stock Index Fund
     2001 .................................................. 1.30%        3,239,607     25.618669      82,994,419   -13.33%
     2000 .................................................. 1.30%        3,337,468     29.558751      98,651,386   -10.45%
     1999 .................................................. 1.30%        3,729,766     33.009632     123,118,203    19.04%
     1998 .................................................. 1.30%        3,337,738     27.730490      92,557,110    26.55%
     1997 .................................................. 1.30%        2,489,868     21.913276      54,561,165    31.23%

Dreyfus VIF - Appreciation Portfolio
     2001 .................................................. 1.30%          773,509     12.713043       9,833,653   -10.50%
     2000 .................................................. 1.30%          736,682     14.203768      10,463,660    -1.94%
     1999 .................................................. 1.30%          856,103     14.484129      12,399,906    10.01%
     1998 .................................................. 1.30%          442,765     13.166473       5,829,653    28.53%
     1997 .................................................. 1.30%            3,239     10.244238          33,181     2.44%  11/3/97

                                                                     (Continued)

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                        CONTRACT                       UNIT          CONTRACT       TOTAL
                                                       EXPENSE RATE*      UNITS      FAIR VALUE    OWNERS' EQUITY  RETURN**
                                                       -------------      -----      ----------    --------------  --------
Dreyfus VIF - Quality Bond Portfolio
     2001 ...........................................      1.30%         684,297     13.722374          9,390,179    5.30%
     2000 ...........................................      1.30%         512,373     13.032134          6,677,314    9.76%
     1999 ...........................................      1.30%         532,312     11.873090          6,320,188   -1.13%
     1998 ...........................................      1.30%         565,176     12.008318          6,786,813    4.12%
     1997 ...........................................      1.30%         407,904     11.533218          4,704,446    7.99%

Dreyfus VIF - Small Cap Portfolio
     2001 ...........................................      1.30%        4,022,943     21.088243        84,836,800   -7.35%
     2000 ...........................................      1.30%        4,088,865     22.760162        93,063,230   11.84%
     1999 ...........................................      1.30%        4,068,163     20.350320        82,788,419   21.55%
     1998 ...........................................      1.30%        4,375,640     16.742421        73,258,807   -4.70%
     1997 ...........................................      1.30%        3,566,197     17.567589        62,649,483   15.23%

The Dreyfus Socially Responsible Growth Fund, Inc.
     2001 ...........................................      1.30%        1,810,739     22.249122        40,287,353  -23.59%
     2000 ...........................................      1.30%        1,869,572     29.117547        54,437,351  -12.18%
     1999 ...........................................      1.30%        1,800,635     33.157285        59,704,168   28.39%
     1998 ...........................................      1.30%        1,482,215     25.825425        38,278,832   27.70%
     1997 ...........................................      1.30%        1,027,568     20.223412        20,780,931   26.77%

Fidelity(R) VIP - Equity-Income Portfolio:
Initial Class
     2001 ...........................................      1.30%        4,156,274     23.857464        99,158,157   -6.20%
     2000 ...........................................      1.30%        4,495,596     25.434075       114,341,326    7.02%
     1999 ...........................................      1.30%        5,782,561     23.766053       137,428,651    4.95%
     1998 ...........................................      1.30%        6,528,437     22.645632       147,840,582   10.18%
     1997 ...........................................      1.30%        6,044,597     20.553936       124,240,260   26.44%

Fidelity(R) VIP - High Income Portfolio:
Initial Class
     2001 ...........................................      1.30%        1,468,701     10.345574        15,194,555  -12.89%
     2000 ...........................................      1.30%        1,520,751     11.875950        18,060,363  -23.48%
     1999 ...........................................      1.30%        1,617,224     15.519485        25,098,484    6.75%
     1998 ...........................................      1.30%        1,733,829     14.538235        25,206,813   -5.57%
     1997 ...........................................      1.30%        1,254,813     15.396163        19,319,305   16.14%

Janus AS - International Growth Portfolio -
Institutional Shares

     2001 ...........................................      1.30%        1,200,242     13.023294        15,631,104  -24.24%
     2000 ...........................................      1.30%        1,216,855     17.190144        20,917,913  -17.03%
     1999 ...........................................      1.30%          712,979     20.718419        14,771,798   79.91%
     1998 ...........................................      1.30%          326,081     11.516019         3,755,155   15.71%
     1997 ...........................................      1.30%            3,095      9.952334            30,802   -0.48%  11/3/97

Nationwide(R) SAT - Capital Appreciation
Fund Class I

     2001 ...........................................      1.30%          923,014     16.206536        14,958,860  -29.08%
     2000 ...........................................      1.30%        1,024,504     22.850565        23,410,495  -27.48%
     1999 ...........................................      1.30%        1,595,648     31.511115        50,280,648    2.92%
     1998 ...........................................      1.30%        2,036,910     30.616503        62,363,061   28.28%
     1997 ...........................................      1.30%        2,831,956     23.867569        67,591,905   32.75%

Nationwide(R) SAT - Federated High Income
Bond Fund Class I
     2001 ...........................................      1.30%           55,237     10.108455           558,361    2.85%
     2000 ...........................................      1.30%           25,431      9.827966           249,935   -9.46%
     1999 ...........................................      1.30%           32,624     10.855151           354,138    1.85%
     1998 ...........................................      1.30%           27,267     10.658111           290,615    4.42%
     1997 ...........................................      1.30%              279     10.206766             2,848    2.07%  11/3/97


                                                Contract                          Unit               Contract             Total
                                               Expense Rate*    Units          Fair Value          Owners' Equity       Return**
                                               ---------------  -----          ----------          --------------       ----------
Nationwide(R) SAT - Government Bond
Fund Class I
   Tax qualified
     2001                                          1.30%        1,129,199         39.681226             44,808,001         5.85%
     2000                                          1.30%        1,136,862         37.487059             42,617,613        11.08%
     1999                                          1.30%        1,576,867         33.746688             53,214,039        -3.62%
     1998                                          1.30%        2,177,680         35.013105             76,247,338         7.49%
     1997                                          1.30%        2,630,778         32.572519             85,691,066         8.24%

   Non-tax qualified
     2001                                          1.30%          320,177         39.695887             12,709,710         5.85%
     2000                                          1.30%          378,765         37.500904             14,204,030        11.08%
     1999                                          1.30%          597,758         33.759140             20,179,796        -3.62%
     1998                                          1.30%          885,231         35.026017             31,006,116         7.49%
     1997                                          1.30%        1,136,230         32.584532             37,023,523         8.24%

Nationwide(R) SAT - Money Market Fund Class I
   Tax qualified
     2001                                          1.30%          860,731         24.301609             20,917,148         2.25%
     2000                                          1.30%          919,829         23.767044             21,861,616         4.66%
     1999                                          1.30%        1,219,198         22.709765             27,687,700         3.49%
     1998                                          1.30%        1,325,652         21.944976             29,091,401         3.90%
     1997                                          1.30%        1,487,528         21.120495             31,417,328         3.89%

   Non-tax qualified
     2001                                          1.30%          214,048         26.404135              5,651,752         2.25%
     2000                                          1.30%          241,200         25.823320              6,228,585         4.66%
     1999                                          1.30%          316,915         24.674569              7,819,741         3.49%
     1998                                          1.30%          401,628         23.843612              9,576,262         3.90%
     1997                                          1.30%          476,129         22.947799             10,926,113         3.89%

Nationwide(R) SAT - Total Return Fund Class I

   Tax qualified
     2001                                          1.30%        1,953,422         82.145061            160,463,969       -12.97%
     2000                                          1.30%        2,295,705         94.390507            216,692,759        -3.39%
     1999                                          1.30%        3,167,075         97.698445            309,418,303         5.55%
     1998                                          1.30%        4,128,211         92.558757            382,102,079        16.54%
     1997                                          1.30%        5,163,514         79.422176            410,097,518        27.75%

   Non-tax qualified
     2001                                          1.30%          555,333         79.782323             44,305,757       -12.97%
     2000                                          1.30%          761,251         91.675550             69,788,104        -3.39%
     1999                                          1.30%        1,062,496         94.888344            100,818,486         5.55%
     1998                                          1.30%        1,438,302         89.896489            129,298,300        16.54%
     1997                                          1.30%        2,084,153         77.137765            160,766,904        27.75%

Neuberger Berman AMT - Balanced Portfolio
     2001                                          1.30%        1,243,885         21.576158             26,838,259       -14.49%
     2000                                          1.30%        1,477,193         25.233374             37,274,563        -5.78%
     1999                                          1.30%        1,821,436         26.782503             48,782,615        31.83%
     1998                                          1.30%        2,221,931         20.316082             45,140,932        10.72%
     1997                                          1.30%        2,345,842         18.349145             43,044,195        17.90%

Strong Opportunity Fund II, Inc.
     2001                                          1.30%        1,691,257         22.529233             38,102,723        -4.96%
     2000                                          1.30%        1,629,261         23.651845             38,535,029         5.22%
     1999                                          1.30%        1,531,478         22.530007             34,504,210        33.16%
     1998                                          1.30%        1,380,584         16.920120             23,359,647        12.07%
     1997                                          1.30%          960,372         15.098205             14,499,893        23.82%

                                                                     (Continued)

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                       CONTRACT                        UNIT          CONTRACT         TOTAL
                                                      EXPENSE RATE*     UNITS        FAIR VALUE    OWNERS' EQUITY     RETURN**
                                                      -------------     -----        ----------    --------------     --------
Templeton VPS - Templeton International Fund - Class A
     2001 .............................................    1.30%        1,762,526     16.487526        29,059,693     -16.85%
     2000 .............................................    1.30%        1,810,275     19.829322        35,896,526      -3.45%
     1999 .............................................    1.30%        1,970,610     20.538218        40,472,818      22.01%
     1998 .............................................    1.30%        2,111,021     16.833378        35,535,614       7.91%
     1997 .............................................    1.30%        1,914,675     15.599596        29,868,156      12.47%
                                                                                                   --------------
2001 Reserves for annuity contracts in payout phase:
   Tax qualified                                                                                          294,211
   Non-tax qualified                                                                                      260,759
                                                                                                   --------------
2001 Contract owners' equity                                                                       $  794,566,778
                                                                                                   --------------
2000 Reserves for annuity contracts in payout phase:
   Tax qualified                                                                                          396,833
   Non-tax qualified                                                                                      325,985
                                                                                                   --------------
2000 Contract owners' equity                                                                       $  978,859,724
                                                                                                   ==============
1999 Reserves for annuity contracts in payout phase:
   Tax qualified                                                                                          418,884
   Non-tax qualified                                                                                      259,261
                                                                                                   --------------
1999 Contract owners' equity                                                                       $1,210,908,663
                                                                                                   ==============
1998 Reserves for annuity contracts in payout phase:
   Tax qualified                                                                                          460,852
   Non-tax qualified                                                                                      287,444
                                                                                                   --------------
1998 Contract owners' equity                                                                       $1,258,717,456
                                                                                                   ==============
1997 Reserves for annuity contracts in payout phase:
   Tax qualified                                                                                          383,997
   Non-tax qualified                                                                                      269,466
                                                                                                   --------------
1997 Contract owners' equity                                                                       $1,220,486,706
                                                                                                   ==============

* This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

*** Under a substitution order effective in 2000, the American Century VP - American Century VP Balanced Portfolio was substituted for the American Century VP - American Century VP Advantage Portfolio. The financial highlights present data for the American Century VP - American Century VP Advantage Portfolio through 1999 and American Century VP - American Century VP Balanced Portfolio data thereafter.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------

The Board of Directors of Nationwide Life Insurance Company and
     Contract Owners of Nationwide Multi-Flex Variable Account:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Multi-Flex Variable Account (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2001, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2002

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